UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08025

GLOBAL INCOME FUND, INC.
(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor
New York, NY	10005
(Address of principal executive offices)	(Zip Code)

John F. Ramírez, Esq.
Global Income Fund, Inc.
11 Hanover Square
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-344-6310

Date of Fiscal Year End: 12/31

Date of Reporting Period: 09/30/10

Item 1.  Schedule of Investments
GLOBAL INCOME FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
September 30, 2010
(Unaudited)

Shares			Cost	Value
		CLOSED END FUNDS (59.40%)
		United States
108,946		Alpine Global Premier Properties Fund	$665,757	$720,133
100,000		BlackRock Credit Allocation Income Trust I, Inc.	908,295	977,000
45,393		BlackRock Credit Allocation Income Trust III, Inc.	511,930	511,125
104,900		BlackRock Income Trust, Inc.	609,177	732,202
115,000		Calamos Strategic Total Return Fund	1,014,931	1,014,300
95,228		Cohen & Steers Dividend Majors Fund, Inc.	1,055,044	1,077,981
71,292		Cohen & Steers Infrastructure Fund, Inc.	958,511	1,134,969
154,233		Cohen & Steers Quality Income Realty Fund, Inc.	602,054	1,212,271
73,043		Cohen & Steers REIT and Preferred Income Fund, Inc.	905,616	957,594
593,770		DCA Total Return Fund	1,554,191	1,810,999
205,000		First Trust Strategic High Income Fund III	886,438	891,750
54,000		Gabelli Dividend & Income Trust (a)	897,603	752,220
142,097		Helios Advantage Income Fund, Inc.	881,352	1,017,414
42,000		John Hancock Bank and Thrift Opportunity Fund	631,158	622,020
63,526		Lazard World Dividend	719,110	815,674
27,974		LMP Capital & Income Fund Inc.	279,263	319,463
88,590		Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	1,029,442	1,173,817
61,321		Macquarie Global Infrastructure Total Return Fund Inc.	997,144	1,013,023
72,642		NFJ Dividend, Interest & Premium Strategy Fund	1,007,442	1,144,838
62,000		Nuveen Diversified Dividend and Income Fund	618,254	680,140
59,477		RMR Real Estate Fund	808,673	1,665,356
71,173		RiverSource LaSalle International Real Estate Fund Inc.	612,114	662,621

		Total closed end funds	18,153,499	20,906,910

Principal
Amount (b)
		DEBT SECURITIES (23.25%)
		Australia (2.78%)
500,000	AUD	Telstra Corp. Ltd., 6.25% Senior Notes due 4/15/15	365,869	479,953
500,000	AUD	Telstra Corp. Ltd., 7.25% Senior Notes due 11/15/12 (a)	397,767	498,305
			763,636	978,258

		Austria (3.92%)
1,000,000	EUR	Republic of Austria, 5.25% Euro Medium Term Notes, due 1/04/11 (a)	1,288,829	1,380,637

		Canada (5.23%)
500,000	CAD	Molson Coors Cap, 5.00% Guaranteed Notes, due 9/22/15 (a)	446,883	526,968
1,350,000	AUD	Province of Ontario, 5.50% Euro Medium Term Notes, due 7/13/12 (a)	1,036,275	1,313,927
			1,483,158	1,840,895

		Cyprus (2.00%)
500,000	EUR	Republic of Cyprus, 4.375% Euro Medium Term Notes, due 7/15/14	619,201	704,395

		Mexico (3.26%)
1,000,000		United Mexican States, 5.625% Notes, due 1/15/17 (a)	984,550	1,149,000

		Netherlands (4.00%)
1,000,000	EUR	ING Bank N.V., 5.50% Euro Medium Term Notes, due 1/04/12	1,313,612	1,406,788

		South Korea (1.56%)
500,000		Korea Development Bank, 5.75% Notes, due 9/10/13 (a)	505,464	548,100

		United States (0.50%)
221,345		CIT RV Trust 1998-A B , 6.29% Subordinated Bonds, due 1/15/17 (a)	225,046	177,699

		Total debt securities	7,183,496	8,185,772

Shares		CLOSED END FUND BUSINESS DEVELOPMENT COMPANIES (13.91%)
		United States
128,217		Kohlberg Capital Corp.	637,709	857,772
110,000		MCG Capital Corp.	662,176	642,400
101,500		MVC Capital, Inc.	980,236	1,316,455
127,075		NGP Capital Resources Co.	897,991	1,151,299
48,591		Saratoga Investment Corp.	1,057,164	926,632

		Total closed end fund business development companies	4,235,276	4,894,558

		PREFERRED STOCKS (2.05%)
		United States
4,000		BAC Capital Trust II, 7.00%	100,000	100,360
25,000		Corporate-Backed Trust Certificates, 8.20% (Motorola)	625,000	620,250

		Total preferred stocks	725,000	720,610

		MONEY MARKET FUND (2.08%)
731,284		SSgA Money Market Fund, 0.01% (c)	731,284	731,284

		Total investments (100.69%)	$31,028,555	35,439,134

		Other assets in excess of liabilities (-0.69%)		(244,458)

		Net assets (100.00%)		$35,194,676

(a) Fully or partially pledged as collateral on bank credit facility. As of September 30, 2010, the value of investments pledged as collateral was $6,570,563.

(b) The principal amount is stated in U.S. dollars unless otherwise indicated.

(c) Rate represents the 7 day annualized yield at September 30, 2010.

Currency Abbreviations
AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euros

Notes to Schedule of Portfolio Investments (Unaudited)

Valuation of Investments
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United State are valued at the official closing price, last sale price or, if no sales has occurred, at the closing bid price.  Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded.  If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used.  Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts. Certain of the securities in which the Funds may invest are priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities. Bonds may be valued according to prices quoted by a bond dealer that offers pricing services. Open end investment companies are valued at their net asset value. Foreign securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any foreign securities owned by the Fund could change on a day when stockholders cannot buy or sell shares of the Fund. Securities for which market quotations are not readily available or reliable and other assets may be valued as determined in good faith by the Investment Manager under the direction of and pursuant to procedures established by the Fund’s Board of Directors. Due to the inherent uncertainty of valuation, these values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. A security’s valuation may differ depending on the method used for determining value. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices.

Fair Value Measurements
The Fund uses a three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. An investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. The hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments.
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities carried at fair value. Refer to the Schedule of Portfolio Investments for detailed information on specific investments.

	Level 1	Level 2	Level 3	Total
Assets
Closed end funds
United States	$20,906,910	$-	$-	$20,906,910
Debt securities
Australia	-	978,258	-	978,258
Austria	-	1,380,637	-	1,380,637
Canada	-	1,840,895	-	1,840,895
Cyprus	-	704,395	-	704,395
Mexico	-	1,149,000	-	1,149,000
Netherlands	-	1,406,788	-	1,406,788
South Korea	-	548,100	-	548,100
United States	-	177,699	-	177,699
Closed end fund business development companies
United States	4,894,558	-	-	4,894,558
Preferred stocks
United States	720,610	-	-	720,610
Money market fund
United States	731,284	-	-	731,284
Total	$27,253,362	$8,185,772	$-	$35,439,134

There were no transfers into or from Level 1 and Level 2 by the Fund during the nine months ended September 30, 2010.

There were no Level 3 investment purchases, sales, settlements, transfers in/out, or changes in unrealized appreciation/depreciation for the nine months ended September 30, 2010.

Cost for Federal Income Tax Purposes
At September 30, 2010, for federal income tax purposes the cost of investments was $31,028,555 and net unrealized appreciation aggregated $4,410,579 comprised of gross unrealized appreciation of $4,768,941 and gross unrealized depreciation of $358,362.

Item 2.  Controls and Procedures

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Income Fund, Inc.

By: /s/Thomas B. Winmill
Thomas B. Winmill, President

Date: November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas B. Winmill
Thomas B. Winmill, President

Date: November 29, 2010

By: /s/Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: November 29, 2010

Exhibit Index

(a)	Certifications of the registrant's principal executive and principal financial officer as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)